SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)				1 Months Ended				2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 06, 2017	Apr. 25, 2017	Aug. 14, 2016	Jan. 24, 2017	Nov. 20, 2016	Sep. 30, 2016	May 31, 2016	Mar. 31, 2016	Sep. 30, 2017	Jun. 30, 2017	Sep. 21, 2017	Aug. 21, 2017	Jul. 14, 2017	Jun. 30, 2016	Feb. 29, 2016
Related Party Transaction [Line Items]
Increase in Common Stock, shares authorized									375,000,000	375,000,000				375,000,000
Common Stock,shares issued									57,511,771	56,610,271	260,000	355,500	286,000	55,387,271
Common Stock, Shares Outstanding									57,511,771	56,610,271				55,387,271
Common Stock issued	327,060	237,000	75,000	202,500	260,000	230,000	140,271	207,000						1,223,000	40,000
Common Stock Issued price per share	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 0.92							$ 1.38
Proceeds from sale of Common Stock	$ 301,530	$ 327,060	$ 103,500	$ 279,540	$ 358,800	$ 317,400	$ 193,574	$ 248,453		$ 1,687,740
Investor [Member]
Related Party Transaction [Line Items]
Common Stock,shares issued									901,500
Common Stock Issued price per share									$ 2.35
Proceeds from sale of Common Stock									$ 2,118,525